INTEREST PAYABLE	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
INTEREST PAYABLE

15. INTEREST PAYABLE

Interest payable consist of the following:

	December 31,	December 31,
	2023	2022
	US$	US$
Interest payable for Convertible Promissory Note	410,548	—
Interest payable for Filecoin borrowed as initial pledge for Filecoin mining business	12,583	—
Total interest payable	$423,131	—